INCOME TAXES (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current expense [Abstract]
Federal	$ 45,571	$ 46,270	$ 38,572
State	4,956	6,493	5,590
Total current expense	50,527	52,763	44,162
Deferred (benefit) expense [Abstract]
Federal	(12,499)	(12,836)	(10,170)
State	(1,586)	(1,627)	(1,290)
Total deferred (benefit) expense	(14,085)	(14,463)	(11,460)
Income tax expense	36,442	38,300	32,702
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income taxes computed at federal statutory rate (35%) on income before income taxes	36,311	36,763	32,183
Tax-exempt income	(626)	(586)	(519)
Bank-owned life insurance	(680)	(612)	(581)
Tax credits	(1,200)	(1,200)	(1,596)
State income taxes, net of federal tax benefit	2,191	3,163	2,795
Other	446	772	420
Income tax expense	36,442	38,300	32,702
Deferred tax assets [Abstract]
Allowance for loan and lease losses	35,107	36,030
Deferred compensation	496	556
Mark to market adjustment on loans and derivatives	128	177
Postretirement benefits other than pension liability	113	141
Accrued stock-based compensation	1,681	1,493
Other reserves	438	219
Other real estate owned write-downs	3,640	1,175
Accrued expenses	4,611	4,521
Other	1,094	1,157
Total deferred tax assets	47,308	45,469
Deferred tax liabilities [Abstract]
Tax depreciation greater than book depreciation	(7,997)	(8,251)
FHLB and FRB stock	(17,060)	(17,060)
Mortgage-servicing rights	(109)	(339)
Leasing activities	(1,919)	(676)
Deferred section 597 gain	(41,614)	(62,421)
Prepaid pension	(5,839)	(1,454)
Intangible assets	(10,214)	(7,536)
Deferred loan fees and costs	(1,737)	(1,472)
Prepaid expenses	(721)	(1,310)
Net unrealized gains on securities available-for-sale and derivatives	(7,682)	(7,687)
Fair value adjustments on acquisitions	(17,181)	(14,945)
Other	(1,803)	(1,278)
Total deferred tax liabilities	(113,876)	(124,429)
Total net deferred tax liability	$ (66,568)	$ (78,960)